Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair value of assets and liabilities
Fair value of financial instruments, grouped by the fair value level of hierarchy and techniques

($ in thousands)	Level 1	Level 2	Level 3	Total
Assets
Capital provision assets
Derivative financial instrument
Single case	-	-	617,088	617,088
Portfolio	-	-	1,618,963	1,618,963
Portfolio with equity risk	-	-	200,484	200,484
Legal risk management	-	-	2,550	2,550
Non-derivative/financial asset
Joint ventures and equity method investments	-	-	139,964	139,964
Other	-	-	2,083	2,083

Assets of consolidated investment companies
Complex strategies	-	-	12,855	12,855
Litigation finance (BOF-C)	-	-	306,478	306,478

Due from settlement			86,311	86,311

Marketable securities				-
Asset backed securities	-	56,285	-	56,285
Corporate bonds	-	84,003	-	84,003
Mutual funds	10,636	8,912	-	19,548
US treasuries & commercial paper	15,500	-	-	15,500
Total assets	26,136	149,200	2,986,776	3,162,112
Liabilities
Debt issued, at fair value*	648,754	422,872	-	1,071,626
Financial liabilities related to third-party interests in capital provision assets	-	-	398,595	398,595
Total liabilities	648,754	422,872	398,595	1,470,221
Net total	(622,618)	(273,672)	2,588,181	1,691,891
*	Debt issued is held at amortized cost in the consolidated financial statements, and the figures disclosed in the above tables represent the fair value equivalent amounts.

($ in thousands)	Level 1	Level 2		Level 3	Total
Assets
Capital provision assets
Derivative financial instrument
Single case	-	-		594,502	594,502
Portfolio	-	-		1,581,794	1,581,794
Legal risk management	-	-		2,213	2,213
Non-derivative/Financial asset
Joint ventures and equity method investments	-	-		130,557	130,557
Other	-	-		2,083	2,083

Assets of consolidated investment companies
Complex strategies	-	-		85,166	85,166
Litigation finance (BOF-C)	-	-		168,427	168,427

Due from settlement	-	-		30,708	30,708

Marketable securities
Corporate bonds	-	5,137		-	5,137
Mutual funds	11,457	-		-	11,457
Total assets	11,457	5,137		2,595,450	2,612,044
Liabilities
Debt issued, at fair value*	646,083	-		-	646,083
Financial liabilities for third-party interests in capital provision assets	-	-		400,660	400,660
Total liabilities	646,083	-	-	400,660	1,046,743
Net total	(634,626)	5,137		2,194,790	1,565,301
*	Debt issued is held at amortized cost in the consolidated financial statements, and the figures disclosed in the above tables represent the fair value equivalent amounts.

Schedule of analysis of the movements in the level 3 financial assets and liabilities

			Transfers				Foreign
	At January 1,	Transfers	between			Income for	exchange	At December 31,
($ in thousands)	2021	into level 3	types	Additions	Realizations	the period	gains/(losses)	2021
Single case	594,502	-	(2,727)	133,131	(206,573)	99,346	(591)	617,088
Portfolio	1,581,794	-	2,727	84,074	(59,070)	12,703	(3,265)	1,618,963
Legal risk management	2,213	-	-	156	-	375	(194)	2,550
Portfolio with equity risk	-	-	-	212,384	-	(11,900)	-	200,484
Joint ventures and equity method investments	130,557	-	-	19,327	(1,799)	2,742	(10,863)	139,964
Other	2,083	-	-	-	-	-	-	2,083
Complex strategies	85,166	-	-	-	(81,022)	8,711	-	12,855
Litigation finance (BOF-C)	168,427	-	-	224,893	(106,684)	19,842	-	306,478
Total capital provision assets	2,564,742	-	-	673,965	(455,148)	131,819	(14,913)	2,900,465
Due from settlement	30,708	-	-	455,148	(399,705)	160		86,311
Total level 3 assets	2,595,450	-	-	1,129,113	(854,853)	131,979	(14,913)	2,986,776
Financial liabilities for third-party interests in capital provision assets	400,660	-	-	-	(37)	(2,028)	-	398,595
Total level 3 liabilities	400,660	-	-	-	(37)	(2,028)	-	398,595

The table below sets forth the analysis of the movements in the level 3 financial assets and liabilities for the year ended December 31, 2020:

			Transfers				Foreign
	At January 1,	Transfers	between			Income for	exchange	At December 31,
($ in thousands)	2020	into level 3	types	Additions	Realizations	the period	gains/(losses)	2020
Single case	412,167	-	47,597	125,463	(166,461)	172,405	3,331	594,502
Portfolio	1,469,926	-	38,531	89,119	(172,925)	154,134	3,009	1,581,794
Legal risk management	1,619	-	-	-	-	414	180	2,213
Asset recovery	86,128	-	(86,128)	-	-	-	-	-
Joint ventures and equity method investments	110,608	-	-	11,373	(1,314)	(824)	10,714	130,557
Other	2,083	-	-	-	-	-	-	2,083
Complex strategies	192,356	49,950	-	-	(173,049)	15,909	-	85,166
Litigation finance (BOF-C)	106,599	-	-	71,188	(19,663)	10,303	-	168,427
Total capital provision assets	2,381,486	49,950	-	297,143	(533,412)	352,341	17,234	2,564,742
Due from settlement	52,514	-	-	526,588	(548,593)	199	-	30,708
Total level 3 assets	2,434,000	49,950	-	823,731	(1,082,005)	352,540	17,234	2,595,450
Financial liabilities for third-party interests in capital provision assets	401,444	-	-	224	-	(1,008)	-	400,660
Total level 3 liabilities	401,444	-	-	224	-	(1,008)	-	400,660

Schedule of stratification of our capital provision direct and indirect Level 3 assets

		Positive fair value adjustments							Negative fair value adjustments
							Weighted							Weighted
		Total		Aggregate			average	(2)	Total		Aggregate			average
($ in thousands)	Unobservable	carrying		FV			FV		carrying		FV			FV
Asset fair valuation factors	inputs	value	Cost	adjustment	Range		adjustment %	(1)	value	Cost	adjustment	Range		adjustment %	(5)
Market transactions(4)	Litigation risk	1,160,354	57,128	1,103,225	NA	(3)	NA	(3)	-	-	-	NA	(3)	NA	(3)
Ruling or other objective pre-trial event	Litigation risk	161,718	103,059	58,659	30% to 50%		31%		6,742	10,783	(4,041)	-32% to 60%		(33)%
Trial court judgment or tribunal award	Litigation risk	78,938	41,879	37,059	50% to 60%		47%		669	1,505	(836)	-80% to -80%		0%
Appeal judgment	Litigation risk	24,776	16,620	8,156	17% to 80%		20%		-	-	-	-100% to -100%		0%
Settlements	Litigation risk	95,788	63,148	32,640	10% to 100%		43%		9,653	23,898	(14,245)	-9% to -170%		0%
Held at cost	Litigation risk	818,805	795,988	22,818	0%		NA***		1,018	5,954	(4,936)	0		NA	(3)
Portfolios with multiple FV factors(6)	Litigation risk	283,643	194,608	89,035	-100% to 80%		(53)%		7,248	14,282	(7,034)	-60% to -60%		0%
Priced at cost plus accrued interest	Litigation risk	-	-	-	0%		0%		12,855	11,156	1,699	0		NA	(3)
Discounted cash flow	Discount rate	-	-	-	0%		0%		235,212	250,797	(15,585)	12.9%		12.9%
Discounted cash flow	Resolution timing	-	-	-	0%		0%		-	-	-	9 to 69 months		38 months
Discounted cash flow	Conversion ratio	-	-	-	0%		0%		-	-	-	5.4		5.4
Other	Litigation risk	2,551	-	2,551	-100% to 80%		100%		495	3,280	(2,785)	-100% to -100%		0%
Total capital provision assets		2,626,573	1,272,430	1,354,143					273,892	321,655	(47,763)
Due from settlement:
Held at cost		86,311	-	86,311
Total level 3 assets		2,712,884	1,272,430	1,440,454					273,892	321,655	(47,763)
(1)	As percentage of expected recovery above cost.
(2)	Weighted by fair value of asset.
(3)	Not valued based on a percentage of expected recovery.
(4)	Although market transactions are a significant input into the valuation of these assets, the nature of these market transactions and the influence of other factors on valuation causes these assets to be characterized as Level 3 rather than Levels 1 or 2.
(5)	As percentage of cost.
(6)	Portfolios where the underlying cases have multiple FV factors: If a portfolio’s cases have only one FV factor, the portfolio is categorized with that factor. FV adjustment statistics for portfolios represent the weighted average, maximum and minimum adjustments for the underlying cases in those portfolios.
(7)	Weighted by cost of asset.

($ in thousands)
Total capital provision level 3 assets	Carrying value	Cost	Unrealized gain
Capital provision-direct	2,887,610	1,582,929	1,304,681
Capital provision-indirect	12,855	11,156	1,699
Total capital provision	2,900,465	1,594,085	1,306,380

At December 31, 2020

		Positive fair value adjustments							Negative fair value adjustments
							Weighted						Weighted
		Total		Aggregate			average (2)	Total		Aggregate			average (7)
($ in thousands)	Unobservable	carrying		FV			FV	carrying		FV			FV
Asset fair valuation factors	inputs	value	Cost	adjustment	Range		adjustment % (1)	value	Cost	adjustment	Range		adjustment % (5)
Market transactions(4)	Litigation risk	1,159,533	47,988	1,111,545	NA	(3)	NA*** (3)	-	-	-	NA	(3)	NA (3)
Ruling or other objective pre-trial event	Litigation risk	227,252	148,840	78,412	0%-50%	%	33%	6,413	10,198	(3,785)	-32% to -60%		(37)%
Trial court judgment or tribunal award	Litigation risk	67,252	35,910	31,342	35%-60%	%	50%	196	980	(784)	-80% to -80%		(80)%
Appeal judgment	Litigation risk	32,148	21,242	10,906	20%-80%	%	37%	500	1,000	(500)	(50)%		(50)%
Settlements	Litigation risk	88,827	64,091	24,736	11%-80%	%	40%	12,000	29,875	(17,875)	-9% to -70%		(62)%
Held at cost	Litigation risk	580,190	580,190	-	NA	(3)	NA (3)	-	-	-	NA	(3)	NA (3)
Portfolios with multiple FV factors(6)	Litigation risk	296,405	202,832	93,573	-100%-60%	%	36%	6,152	13,186	(7,034)	(60)%		(60)%
Priced at cost plus accrued interest	Litigation risk	72,038	60,991	11,047	NA	(3)	NA (3)	13,128	14,826	(1,698)	NA	(3)	NA (3)
Other	Litigation risk	2,213	-	2,213	100%-100%	%	100%	495	3,280	(2,785)	(85)%		(85)%
Total capital provision assets		$2,525,858	$1,162,084	$1,363,774				$38,884	73,345	(34,461)
Due from settlement:
Held at cost		30,708	-	30,708				-	-	-
Total level 3 assets		$2,556,566	$1,162,084	$1,394,482				38,884	73,345	(34,461)
(1)	As percentage of expected recovery above cost.
(2)	Weighted by fair value of asset.
(3)	Not valued based on a percentage of expected recovery.
(4)	Although market transactions are a significant input into the valuation of these assets, the nature of these market transactions and the influence of other factors on valuation causes these assets to be characterized as Level 3 rather than Levels 1 or 2.
(5)	As percentage of cost.
(6)	Portfolios where the underlying cases have multiple FV factors: If a portfolio’s cases have only one FV factor, the portfolio is categorized with that factor. FV adjustment statistics for portfolios represent the weighted average, maximum and minimum adjustments for the underlying cases in those portfolios.
(7)	Weighted by cost of asset.

($ in thousands)
Total capital provision level 3 assets	Carrying value	Cost	Unrealized gain
Capital provision-direct	2,479,576	1,159,612	1,319,964
Capital provision-indirect	85,166	75,817	9,349
Total capital provision	2,564,742	1,235,429	1,329,313